Cost of sales of goods and services, without considering depreciation and amortization - Costs applicable to sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs applicable to sales
Royalties expenses	$ 19,946	$ 18,839	$ 17,733
Depreciation and amortization	150,821	181,039	176,781
Cost of sales of goods, excluding depreciation and amortization	$ 795,318	$ 732,597	$ 763,473